UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Western Asset Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez 385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset Income Fund

March 31, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Long-Term Securities — 96.3%
Corporate Bonds and Notes — 70.0%
Aerospace and Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$275	$283

Airlines — 0.3%
Continental Airlines Inc.	6.545%	8/2/20	171	178
Continental Airlines Inc.	7.256%	9/15/21	209	225

				403

Automobiles — 4.1%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	245	264
Ford Motor Co.	7.450%	7/16/31	3,550	2,747	A
General Motors Corp.	8.250%	7/15/23	3,450	3,105	A

				6,116

Building Products — 0.5%
American Standard Inc.	8.250%	6/1/09	500	528
Nortek Inc.	8.500%	9/1/14	225	219

				747

Capital Markets — 3.4%
BankAmerica Capital III	5.930%	1/15/27	215	209	A,B
Lehman Brothers Holdings Inc.	5.000%	1/14/11	1,340	1,329
Lehman Brothers Holdings Inc.	5.750%	1/3/17	110	110
Merrill Lynch and Co. Inc.	6.110%	1/29/37	320	310
Morgan Stanley	5.050%	1/21/11	1,780	1,772
Morgan Stanley	4.750%	4/1/14	60	57
The Bear Stearns Cos. Inc.	5.550%	1/22/17	720	706
The Goldman Sachs Group Inc.	6.345%	2/15/34	555	548

				5,041

Chemicals — 0.6%
The Dow Chemical Co.	7.375%	11/1/29	800	890

Commercial Banks — 2.8%
Comerica Capital Trust II	6.576%	2/20/37	360	349	C
Rabobank Capital Funding Trust II	5.260%	12/31/49	115	112	C,D
Rabobank Capital Funding Trust III	5.254%	12/31/16	1,145	1,104	C,D
RBS Capital Trust III	5.512%	9/29/49	1,460	1,437	C
SunTrust Capital VIII	6.100%	12/1/66	390	365	C
Wachovia Capital Trust III	5.800%	3/15/42	200	202	C
Wells Fargo Capital X	5.950%	12/15/36	620	597

				4,166

Commercial Services and Supplies — 0.3%
Waste Management Inc.	7.375%	5/15/29	415	456

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	56	60

Consumer Finance — 5.2%
American Express Co.	6.800%	9/1/66	$1,000	$1,065	C
Capital One Financial Corp.	7.125%	8/1/08	90	92
Ford Motor Credit Co.	7.375%	10/28/09	4,425	4,417
GMAC LLC	8.000%	11/1/31	1,610	1,726
Nelnet Inc.	7.400%	9/29/36	460	473	C

				7,773

Containers and Packaging — 0.1%
Graphic Packaging International Corp.	9.500%	8/15/13	200	213

Diversified Financial Services — 9.9%
AGFC Capital Trust I	6.000%	1/15/67	300	300	C,D
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880	1,963	D
American Express Travel Related Services Co. Inc.	5.250%	11/21/11	300	302	D
Bank of America Corp.	7.800%	9/15/16	250	291
Beaver Valley II Funding	9.000%	6/1/17	300	341
Capital One Bank	5.750%	9/15/10	310	314
Capital One Bank	6.500%	6/13/13	330	345
Capital One Capital IV	6.745%	2/17/37	390	374	C
Chase Capital II	5.860%	2/1/27	725	708	A,B
Citigroup Inc.	6.125%	8/25/36	550	559
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	670	658	A,C,D
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	310	315	C,D
HSBC Finance Capital Trust IX	5.911%	11/30/35	1,350	1,340	C
HSBC Finance Corp.	5.700%	6/1/11	1,730	1,756
ILFC E-Capital Trust II	6.250%	12/21/65	790	809	A,C,D
Mizuho Preferred Capital Co. LLC	8.790%	12/29/49	110	115	C,D
Residential Capital Corp.	6.000%	2/22/11	1,770	1,746
UBS Preferred Funding Trust V	6.243%	5/12/49	1,120	1,156	C
ZFS Finance USA Trust II	6.450%	12/15/65	1,440	1,440	C,D

				14,832

Diversified Telecommunication Services — 4.3%
AT&T Corp.	8.000%	11/15/31	440	544
BellSouth Corp.	4.750%	11/15/12	320	312
Embarq Corp.	7.082%	6/1/16	330	336
Qwest Capital Funding Inc.	7.250%	2/15/11	1,150	1,177
Qwest Communications International Inc.	7.500%	2/15/14	850	876
Qwest Corp.	6.875%	9/15/33	1,000	965	A
Verizon Global Funding Corp.	5.850%	9/15/35	570	539
Verizon New York Inc.	6.875%	4/1/12	1,540	1,625

				6,374

Electric Utilities — 5.2%
Exelon Corp.	6.750%	5/1/11	1,050	1,094
FirstEnergy Corp.	6.450%	11/15/11	60	63
FirstEnergy Corp.	7.375%	11/15/31	460	523
Pacific Gas and Electric Co.	6.050%	3/1/34	800	802
PNPP II Funding Corp.	9.120%	5/30/16	2,361	2,669	A
Sithe/Independence Funding Corp.	9.000%	12/30/13	1,500	1,652
Tampa Electric Co.	6.375%	8/15/12	145	152
TXU Energy Co.	6.125%	3/15/08	500	503	A

TXU Energy Co.	7.000%	3/15/13	$370	$385

				7,843

Food and Staples Retailing — 0.6%
CVS Corp.	5.750%	8/15/11	290	296
Safeway Inc.	7.500%	9/15/09	500	525	A

				821

Food Products — 0.3%
Kraft Foods Inc.	6.250%	6/1/12	500	520

Gas Utilities — 0.2%
Southern Natural Gas Co.	5.900%	4/1/17	340	340	D

Health Care Equipment and Supplies — 0.6%
Baxter International Inc.	5.900%	9/1/16	520	536
Hospira Inc.	6.050%	3/30/17	290	290

				826

Health Care Providers and Services — 4.2%
Aetna Inc.	5.750%	6/15/11	540	551
Cardinal Health Inc.	5.800%	10/15/16	410	409	D
Coventry Health Care Inc.	5.950%	3/15/17	440	438
HCA Inc.	7.875%	2/1/11	250	255
HCA Inc.	6.300%	10/1/12	180	168	A
HCA Inc.	6.250%	2/15/13	930	845	A
HCA Inc.	5.750%	3/15/14	65	55
HCA Inc.	9.125%	11/15/14	400	427	D
HCA Inc.	9.250%	11/15/16	500	539	D
Humana Inc.	6.450%	6/1/16	220	228
Quest Diagnostics Inc.	5.125%	11/1/10	290	288
Tenet Healthcare Corp.	6.375%	12/1/11	1,465	1,370	A
Tenet Healthcare Corp.	6.875%	11/15/31	250	197
Universal Health Services Inc.	7.125%	6/30/16	520	555

				6,325

Hotels Restaurants and Leisure — 0.2%
Caesars Entertainment Inc.	8.125%	5/15/11	250	265

Household Durables — 0.5%
DR Horton Inc.	5.250%	2/15/15	410	375
Pulte Homes Inc.	6.250%	2/15/13	145	144
The Black and Decker Corp.	5.750%	11/15/16	290	291

				810

Independent Power Producers and Energy Traders — 1.7%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300	1,303
Dynegy Holdings Inc.	8.750%	2/15/12	735	781
The AES Corp.	9.500%	6/1/09	39	42
TXU Corp.	6.500%	11/15/24	520	438

				2,564

Insurance — 2.4%
Ace Ina Holdings Inc.	5.700%	2/15/17	$240	$241
American International Group Inc.	5.050%	10/1/15	180	176	A
ASIF Global Financing XIX	4.900%	1/17/13	30	30	D
Liberty Mutual Group	5.750%	3/15/14	270	269	D
Liberty Mutual Group	7.800%	3/7/87	300	292	D
MetLife Inc.	6.400%	12/15/36	740	723	C
Prudential Financial Inc.	5.700%	12/14/36	340	325
The Chubb Corp.	6.375%	3/29/67	320	319	C
The St. Paul Travelers Cos. Inc.	6.250%	6/20/16	310	326
The Travelers Cos. Inc.	6.250%	3/15/67	380	375	C
Willis North America Inc.	5.125%	7/15/10	280	275
Willis North America Inc.	5.625%	7/15/15	230	222

				3,573

IT Services — 0.7%
Electronic Data Systems Corp.	7.125%	10/15/09	600	626
Electronic Data Systems Corp.	7.450%	10/15/29	420	458

				1,084

Media — 3.7%
AMFM Inc.	8.000%	11/1/08	210	218
Clear Channel Communications Inc.	5.500%	9/15/14	365	323
Comcast Cable Holdings LLC	9.800%	2/1/12	375	444	A
Comcast Corp.	7.050%	3/15/33	160	172
Comcast Corp.	6.450%	3/15/37	380	380
Cox Communications Inc.	4.625%	1/15/10	510	503
Liberty Media LLC	8.500%	7/15/29	130	133
Liberty Media LLC	8.250%	2/1/30	65	65	A
News America Inc.	6.550%	3/15/33	545	557
TCI Communications Inc.	8.750%	8/1/15	160	189
Time Warner Entertainment Co. LP	8.375%	7/15/33	530	644
Time Warner Inc.	9.125%	1/15/13	240	281
Time Warner Inc.	7.700%	5/1/32	595	675
Viacom Inc.	5.750%	4/30/11	350	355
Viacom Inc.	5.625%	8/15/12	520	522

				5,461

Metals and Mining — 1.0%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,400	1,514

Multi-Utilities — 2.1%
Centerpoint Energy Inc.	6.850%	6/1/15	1,150	1,220
Dominion Resources Inc	5.150%	7/15/15	560	545	A
DTE Energy Co.	6.375%	4/15/33	330	339
Sempra Energy	5.830%	5/21/08	635	635	B
Xcel Energy Inc.	7.000%	12/1/10	350	371

				3,110

Multiline Retail — 0.5%
Federated Retail Holdings Inc.	5.350%	3/15/12	110	110
May Department Stores Co.	5.750%	7/15/14	400	397	A

May Department Stores Co.	6.700%	7/15/34	$180	$177	A

				684

Oil, Gas and Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	5.950%	9/15/16	130	130
Conoco Inc.	6.950%	4/15/29	210	238
ConocoPhillips	4.750%	10/15/12	200	197
Devon Financing Corp. ULC	7.875%	9/30/31	350	415
Duke Capital LLC	6.250%	2/15/13	1,200	1,229
El Paso Corp.	7.800%	8/1/31	2,000	2,210	A
Hess Corp.	7.875%	10/1/29	1,450	1,673
Kerr-McGee Corp.	6.950%	7/1/24	300	316
Kerr-McGee Corp.	7.875%	9/15/31	1,315	1,529
Kinder Morgan Energy Partners LP	7.125%	3/15/12	530	568
Occidental Petroleum Corp.	6.750%	1/15/12	500	536	A
Peabody Energy Corp.	6.875%	3/15/13	285	290
Pemex Project Funding Master Trust	6.625%	6/15/35	1,150	1,185
The Williams Cos. Inc.	7.500%	1/15/31	102	108
The Williams Cos. Inc.	8.750%	3/15/32	1,250	1,441
Valero Energy Corp.	6.875%	4/15/12	215	229
XTO Energy Inc.	6.100%	4/1/36	440	426

				12,720

Paper and Forest Products — 0.8%
Georgia-Pacific Corp.	9.500%	12/1/11	325	361
Georgia-Pacific Corp.	7.375%	12/1/25	250	241
Weyerhaeuser Co.	6.750%	3/15/12	635	667

				1,269

Pharmaceuticals — 0.6%
Wyeth	6.950%	3/15/11	680	723
Wyeth	5.950%	4/1/37	170	167

				890

Real Estate Investment Trusts — 0.5%
Health Care REIT Inc.	5.875%	5/15/15	130	129
iStar Financial Inc.	5.950%	10/15/13	590	597

				726

Real Estate Management and Development — 0.2%
Forest City Enterprises Inc.	7.625%	6/1/15	225	229
Socgen Real Estate Co. LLC	7.640%	12/29/49	80	81	C,D

				310

Thrifts and Mortgage Finance — 0.5%
BB&T Capital Trust II	6.750%	6/7/36	640	689

Tobacco — 1.2%
Altria Group Inc.	7.000%	11/4/13	305	331
Reynolds American Inc.	7.250%	6/1/12	1,360	1,425	A

				1,756

Wireless Telecommunication Services — 2.1%
New Cingular Wireless Services Inc.	8.125%	5/1/12	$155	$174
New Cingular Wireless Services Inc.	8.750%	3/1/31	475	613
Nextel Communications Inc.	5.950%	3/15/14	88	87
Nextel Communications Inc.	7.375%	8/1/15	285	295
Sprint Capital Corp.	8.750%	3/15/32	1,380	1,628
Sprint Nextel Corp.	6.000%	12/1/16	360	354

				3,151

Total Corporate Bonds and Notes (Cost — $101,030)				104,605
U.S. Government and Agency Obligations — 2.3%
Fixed Rate Securities — 2.3%
United States Treasury Notes	4.625%	12/31/11	230	231	A
United States Treasury Notes	4.750%	1/31/12	2,920	2,945	A
United States Treasury Notes	4.625%	2/29/12	260	261

Total U.S. Government and Agency Obligations (Cost — $3,415)				3,437
U.S. Government Agency Mortgage-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Freddie Mac	10.250%	5/1/09	8	8

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $7)				8
Yankee BondsE — 24.0%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	422	445	D

Beverages — 0.3%
Molson Coors Capital Finance	4.850%	9/22/10	480	473

Commercial Banks — 9.0%
AES El Salvador Trust	6.750%	2/1/16	750	750	D
ATF Capital BV	9.250%	2/21/14	810	791	A,D
Banco Mercantil del Norte SA	6.135%	10/13/16	750	756	C,D
Glitnir Banki Hf	6.330%	7/28/11	400	415	D
Glitnir Banki Hf	6.693%	6/15/16	680	713	C,D
Glitnir Banki Hf	7.451%	12/14/49	210	225	C,D
HBOS Capital Funding LP	6.071%	6/30/49	560	571	C,D
HBOS Treasury Services PLC	4.000%	9/15/09	420	410	D
ICICI Bank Ltd.	6.375%	4/30/22	200	198	C,D
Kaupthing Bank Hf	6.050%	4/12/11	540	545	B,D
Kaupthing Bank Hf	5.750%	10/4/11	480	484	D
Kaupthing Bank Hf	7.125%	5/19/16	1,250	1,352	D
Mizuho Financial Group	5.790%	4/15/14	1,100	1,121	D
Resona Preferred Global Securities	7.191%	12/29/49	1,035	1,093	C,D
RSHB Capital SA	7.175%	5/16/13	1,340	1,415	D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	1,100	1,111	C,D
Sumitomo Mitsui Banking Corp.	5.625%	12/31/49	270	266	C,D
TuranAlem Finance BV	8.250%	1/22/37	740	744	D
VTB Capital SA for Vneshtorgbank	5.960%	8/1/08	560	560	B,D

				13,520

Consumer Finance — 0.7%
Aiful Corp.	6.000%	12/12/11	$995	$1,010	D

Diversified Financial Services — 0.8%
SMFG Preferred Capital	6.078%	1/29/49	380	381	C,D
TNK-BP Finance SA	7.500%	7/18/16	360	380	D
UFJ Finance Aruba AEC	6.750%	7/15/13	355	382

				1,143

Diversified Telecommunication Services — 2.7%
British Telecommunications PLC	9.125%	12/15/30	330	453	F
Deutsche Telekom International Finance BV	5.750%	3/23/16	160	160
Deutsche Telekom International Finance BV	8.250%	6/15/30	500	619
France Telecom SA	8.500%	3/1/31	560	728
Koninklijke (Royal) KPN NV	8.375%	10/1/30	240	272
Tele Norte Leste Participacoes SA	8.000%	12/18/13	410	439	G
Telecom Italia Capital	7.200%	7/18/36	760	791
Telefonica Emisiones S.A.U	7.045%	6/20/36	600	641

				4,103

Electric Utilities — 0.6%
Enersis SA	7.375%	1/15/14	317	344	A
Enersis SA/Cayman Island	7.400%	12/1/16	452	498

				842

Foreign Government — 3.1%
Federative Republic of Brazil	7.125%	1/20/37	120	133	A
Federative Republic of Brazil	11.000%	8/17/40	340	459	A
Quebec Province	7.970%	7/22/36	650	889	C
Republic of Colombia	7.375%	9/18/37	100	109
Republic of Panama	7.125%	1/29/26	150	162
Republic of Panama	9.375%	4/1/29	14	19	A
Republic of Panama	6.700%	1/26/36	141	146	A
Russian Federation	5.000%	3/31/30	590	669	C,D
United Mexican States	6.750%	9/27/34	1,825	1,990

				4,576

Industrial Conglomerates — 1.0%
Tyco International Group SA	6.375%	10/15/11	1,450	1,532

Insurance — 0.6%
Axa	8.600%	12/15/30	550	701
XL Capital Ltd.	5.250%	9/15/14	250	245

				946

Media — 0.2%
British Sky Broadcasting Group PLC	6.875%	2/23/09	330	339

Metals and Mining — 0.8%
Vale Overseas Ltd.	6.250%	1/23/17	563	574
Vale Overseas Ltd.	6.875%	11/21/36	608	628

				1,202

Oil, Gas and Consumable Fuels — 3.7%
Conoco Funding Co.	6.350%	10/15/11	$470	$494
Gazprom	9.625%	3/1/13	50	59	D
Gazprom	9.625%	3/1/13	20	24	D
Gazprom	6.212%	11/22/16	450	450	D
Gazprom	6.510%	3/7/22	400	406	D
Petrobras International Finance Co.	6.125%	10/6/16	825	841
Petrozuata Finance Inc.	8.220%	4/1/17	3,205	3,221	D

				5,495

Wireless Telecommunication Services — 0.2%
Rogers Wireless Inc.	6.375%	3/1/14	300	307

Total Yankee Bonds (Cost — $34,220)				35,933
Total Long-Term Securities (Cost — $138,672)				143,983
Investment of Collateral From Securities Lending — 14.3%
State Street Navigator Securities Lending Prime Portfolio			21,449	21,449

Total Investment of Collateral From Securities Lending (Cost — $21,449)				21,449
Total Investments — 110.6% (Cost — $160,121)				165,432
Obligation to Return Collateral For Securities Loaned — (14.3)%				(21,449)
Other Assets Less Liabilities — 3.7%				5,536

Net Assets — 100.0%				$149,519

N.M. Not Meaningful.

A	All or a portion of this security is on loan.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of March 31, 2007.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 20.11% of net assets.
E	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
F	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At March 31, 2007, the market value of the securities on loan to broker-dealers was $21,011 for which the fund received collateral of $21,449 in cash. Such collateral is in the possession of the Fund’s custodian. The cash invested in the State Street Navigator Securities Lending Prime Portfolio is included in the Fund’s portfolio of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securitities fail financially.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund

Date: May 29, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund

Date: May 23, 2007